Goodwill and Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of finite-lived intangible assets
Intangible assets, net were comprised of the following at December 31, 2025 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(1,102)	$131	0.53
Customer relationships	5 years	2,574	(2,301)	273	0.53
Software applications	5 years	3,771	(3,371)	400	0.53

		$7,578	$(6,774)	$804

Intangible assets, net were comprised of the following at December 31, 2024 (in thousands, except for weighted-average period):

	Estimated life	Cost Basis	Accumulated Amortization	Net	Remaining Weighted- Average Amortization Period
Tradenames	5 years	$1,233	$(856)	$377	1.53
Customer relationships	5 years	2,574	(1,786)	788	1.53
Software applications	5 years	3,771	(2,616)	1,155	1.53

		$7,578	$(5,258)	$2,320

Schedule of finite-lived intangible assets, future amortization expense	Estimated future amortization expense as of December 31, 2025 approximately as follows (in thousands):

Amount
2026	$804

Total	$804